Non-controlling Interest In Subsidiaries (Preferred shares of GBPC) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Number of shares issued and outstanding	41,000,000	41,000,000
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | GBPC
Noncontrolling Interest [Line Items]
Preferred Stock, Shares Authorized	10,000
Number of shares issued and outstanding	10,000	20,000
Outstanding as at December 31	$ 14	$ 19